Investment Objectives and Goals - AGF U.S. Market Neutral Anti-Beta Fund	Oct. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AGF U.S. Market Neutral Anti-Beta Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide a consistent negative beta exposure to the U.S. equity market.